INCOME TAX STATUS (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax Determination Letter, Obtained	true
Tax Determination Letter, Date	Sep. 02, 2017
Tax Qualification Status, Qualified	Qualified Plan [Member]